Loans and asset quality - Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 64,458	$ 63,703
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	2,617	2,342
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	4,654	3,945
Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	14,689	15,899
Wealth management mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	8,267	6,647
Wealth management loans and mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	15,654	13,347
Investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	2,397	2,026
Investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	3,823	2,678
Investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,459	13,965
Investment grade | Wealth management loans
Financing Receivable, Recorded Investment [Line Items]
Loans	7,127	6,529
Non-investment grade | Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	220	316
Non-investment grade | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	831	1,267
Non-investment grade | Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	3,230	1,934
Non-investment grade | Wealth management loans
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 260	$ 171